Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	11 Months Ended
	Feb. 01, 2021 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Feb. 28, 2021 shares	Mar. 31, 2021 USD ($) Director $ / shares shares	Dec. 31, 2020 USD ($) Director $ / shares shares	Feb. 10, 2020
Class Of Stock [Line Items]
Preferred stock, shares issued				1,600,000	1,600,000
Number of board of directors | Director				4	4
APW OpCo
Class Of Stock [Line Items]
Percentage of interest acquired						91.80%
Noncontrolling Interest | APW OpCo
Class Of Stock [Line Items]
Percentage of interest acquired				8.20%	8.20%	8.20%
Landscape's Initial Placement
Class Of Stock [Line Items]
Warrant term				3 years	3 years
Exercisable of warrant to purchase common stock description				holder of a Warrant to purchase one-third of a Class A Share upon exercise.	holder of a Warrant to purchase one-third of a Class A Share upon exercise.
Exercisable of warrant to purchase common stock				1	1
Warrants exercise price | $ / shares				$ 11.50	$ 11.50
Warrants redemption price | $ / shares				0.01	0.01
Class of warrant or right redemption of warrant or right exceeds ordinary stock price per share | $ / shares				$ 18.00	$ 18.00
Class of warrant or right redeem upon number of consecutive trading days				10 days	10 days
Warrants Outstanding				50,024,700
Landscape's Initial Placement | Non-founder Directors
Class Of Stock [Line Items]
Warrants issued				25,000	25,000
Landscape's Initial Placement | Ordinary Shares and Founder Preferred Stock
Class Of Stock [Line Items]
Warrants issued				50,025,000	50,025,000
Series A Founder Preferred Stock
Class Of Stock [Line Items]
Initial placement of ordinary shares and warrants before expenses | $		$ 500,000
Preferred stock, shares issued				1,600,000	1,600,000
Preferred shares, no par value | $ / shares
Number of consecutive trading days	10 days			10 days	10 days
Market value of ordinary share and preferred share description				In the first year in which such dividend becomes payable, such dividend will be equal in value to (i) 20% of the increase in the market value of one Class A Share, being the difference between $10.00 per share and the average price per share, multiplied by (ii) such number of outstanding Class A Shares immediately following the Transaction (“Preferred Share Dividend Equivalent”). Thereafter, the dividend will become payable only if the average price during any subsequent year is greater than the highest average price in any preceding year in which a dividend was paid in respect of the Series A Founder Preferred Stock. Such dividend will be equal in value to 20% of the increase in the average price over the highest average price in any preceding year multiplied by the Preferred Share Dividend Equivalent. In addition, the Series A Founder Preferred Stock will also participate in any dividends on the Class A Shares on an as-converted to Class A Shares basis. In addition, commencing on and after the closing of the Transaction, where the Company pays a dividend on its Class A Shares, the Series A Founder Preferred Stock will also receive an amount equal to 20% of the dividend which would be distributable on such number of Class A Shares equal to the Preferred Share Dividend Equivalent. All such dividends on the Series A Founder Preferred Stock will be paid contemporaneously with the dividends on the Class A Shares.	In the first year in which such dividend becomes payable, such dividend will be equal in value to (i) 20% of the increase in the market value of one Class A Share, being the difference between $10.00 per share and the average price per share, multiplied by (ii) such number of outstanding Class A Shares immediately following the Transaction (“Preferred Share Dividend Equivalent”). Thereafter, the dividend will become payable only if the average price during any subsequent year is greater than the highest average price in any preceding year in which a dividend was paid in respect of the Series A Founder Preferred Stock. Such dividend will be equal in value to 20% of the increase in the average price over the highest average price in any preceding year multiplied by the Preferred Share Dividend Equivalent. In addition, the Series A Founder Preferred Stock will also participate in any dividends on the Class A Shares on an as-converted to Class A Shares basis. In addition, commencing on and after the closing of the Transaction, where the Company pays a dividend on its Class A Shares, the Series A Founder Preferred Stock will also receive an amount equal to 20% of the dividend which would be distributable on such number of Class A Shares equal to the Preferred Share Dividend Equivalent. All such dividends on the Series A Founder Preferred Stock will be paid contemporaneously with the dividends on the Class A Shares.
Dividend payable percentage in proportion to increase in market value of one ordinary share during first year	20.00%			20.00%	20.00%
Dividend payable price in proportion to increase in market value of ordinary share during first year | $ / shares	$ 10.00			$ 10.00	$ 10.00
Dividend payable percentage in proportion to increase in the highest average price year two and thereafter				20.00%	20.00%
Dividend receivable percentage in proportion to ordinary shares holders				20.00%	20.00%
Conversion basis of convertible preferred stock into ordinary shares after closing of transaction				One-for-one	one-for-one
Fair value of preferred stock | $				$ 85,500	$ 85,500
Preferred shares dividend amount fair value on share-based compensation expense | $				$ 69,500	$ 69,500
Dividends declared date	Feb. 01, 2021
Issuance of common stock shares	2,474,421
Dividends paid date	Feb. 04, 2021
Stock dividend payment (amount) | $	$ 31,391
Number of trading days	10 days
Number of board of directors | Director				2	2
Common shares outstanding				0	0
Convertible preferred stock shares				1,600,000
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001
Average common share price for stock dividend determination | $ / shares	$ 12.69
Series A Founder Preferred Stock | Subsequent Event
Class Of Stock [Line Items]
Number of consecutive trading days	10 days
Dividend payable percentage in proportion to increase in market value of one ordinary share during first year	20.00%
Dividend payable price in proportion to increase in market value of ordinary share during first year | $ / shares	$ 10.00
Dividends declared date	Feb. 01, 2021
Issuance of common stock shares	2,474,421
Dividends paid date	Feb. 04, 2021
Stock dividend payment (amount) | $	$ 31,391
Number of trading days	10 days
Series A Founder Preferred Stock | Minimum
Class Of Stock [Line Items]
Average price per ordinary share | $ / shares				$ 11.50	$ 11.50
Series A Founder Preferred Stock | Minimum | Subsequent Event
Class Of Stock [Line Items]
Average price per ordinary share | $ / shares	$ 11.50
Series B Founder Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued				1,386,033	1,386,033
Preferred shares, no par value | $ / shares
Conversion basis of convertible preferred stock into ordinary shares after closing of transaction				One-for-one	One-for-one
Number of board of directors | Director				2	2
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001
Class A Common Stock
Class Of Stock [Line Items]
Common shares outstanding				61,212,042	58,425,000
Common shares voting rights					One vote per share
Common shares issued				61,212,042	58,425,000
Class A Common Stock | Landscape's Initial Placement
Class Of Stock [Line Items]
Common shares issued					48,425,000
Class A shares upon exercise of outstanding warrants				16,674,900
Class A Common Stock | Centerbridge Subscription Agreement
Class Of Stock [Line Items]
Common shares issued					10,000,000
Class B Common Stock
Class Of Stock [Line Items]
Issuance of common stock shares			197,739	197,739
Common shares outstanding				11,611,769	11,414,030
Common shares voting rights					One vote per share
Common shares issued				11,611,769	11,414,030
Class B Common Stock | APW OpCo
Class Of Stock [Line Items]
Common shares outstanding					5,389,030
Beginning term to redeem common units after closing date					180 days
Series A Rollover Profits Units
Class Of Stock [Line Items]
Potential class B common shares from series A roll over profit units					5,389,030
Series A Rollover Profits Units | Subsequent Event
Class Of Stock [Line Items]
Rollover distribution of class B common units to holders of series A rollover profits units			197,739
Series B Rollover Profits Units
Class Of Stock [Line Items]
Common shares outstanding					625,000